CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Current assets:
Cash and cash equivalents	$ 9,286	$ 23,566
Restricted cash (includes VIE balances of $85,322 and $110,698, respectively)	86,872	110,698
Customer accounts receivable, VIE Balance	636,825	702,162
Other accounts receivable	71,186	69,286
Inventories	211,894	164,856
Income taxes receivable	32,362	2,150
Prepaid expenses and other current assets	31,592	14,955
Total current assets	1,080,017	1,087,673
Long-term portion of customer accounts receivable, net of allowance (includes VIE balances of $455,002 and $320,382, respectively)	650,608	615,904
Property and equipment, net	143,152	159,202
Deferred income taxes	21,565	71,442
Other assets	5,457	6,913
Total assets	1,900,799	1,941,134
Current liabilities:
Current maturities of capital lease obligations	907	849
Accounts payable	71,617	101,612
Accrued compensation and related expenses	21,366	13,325
Accrued expenses	44,807	26,456
Income taxes payable	2,939	3,318
Deferred revenues and other credits	22,475	21,821
Total current liabilities	164,111	167,381
Deferred rent	87,003	87,957
Long-term debt and capital lease obligations (includes VIE balances of $787,979 and $745,581 respectively)	1,090,105	1,144,393
Other long-term liabilities	24,512	23,613
Total liabilities	1,365,731	1,423,344
Commitments and contingencies
Stockholders' equity:
Preferred stock ($0.01 par value, 1,000,000 shares authorized; none issued or outstanding)	0	0
Common stock ($0.01 par value, 100,000,000 shares authorized; 31,435,775 and 30,961,898 shares issued, respectively)	314	310
Additional paid-in capital	101,087	90,276
Retained earnings	433,667	427,204
Total stockholders' equity	535,068	517,790
Total liabilities and stockholders' equity	$ 1,900,799	$ 1,941,134